4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2018
Transfers and Servicing of Financial Assets [Abstract]
Schedule of mortgage servicing rights
	2018	2017

Balance at beginning of year	$1,083,286	$1,210,695
MSRs capitalized	110,209	109,297
MSRs amortized	(188,547)	(236,706)
Change in valuation allowance	0	0
Balance at end of year	$1,004,948	$1,083,286